                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belltower Advisors LLC
Address: 220 Horizon Drive, Suite 121
         Raleigh, NC 27615

Form 13F File Number: 28-13598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Corigliano
Title:   Managing Member
Phone:   919-424-6544

Signature, Place, and Date of Signing:


    /s/ Mark Corigliano            Raleigh, NC         November 15, 2010
---------------------------        -----------         -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name
     28-
        -----------------       -------------------------

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:   $133,586
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number       Name

     ---     --------------------       ---------------------

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                             Belltower Advisors LLC
               Form 13F Information Table as of September 30, 2010

          ITEM 1                  ITEM 2       ITEM 3  ITEM 4   ITEM 5          ITEM 6          ITEM 7          ITEM 8
          ------                  ------       ------  ------   ------          ------          ------          ------
                                                        Value  Shares or      Investment                  Voting Authority
                                 Title of      Cusip   (x1000) Principal      Descretion                ----------------------
      Name of Issuer               Class       Number   Value    Amount  Sole  Shared    Other Managers    Sole   Shared Other
---------------------------- --------------- --------- ------- --------- ---- ---------- ----- -------- --------- ------ -----
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW     049164205   9,105   181,019   X                              181,019    0      0
BRIGHAM EXPLORATION CO             COM       109178103   5,115   272,783   X                              272,783    0      0
CARBO CERAMICS INC                 COM       140781105   4,903    60,526   X                               60,526    0      0
CF INDS HLDGS INC                  COM       125269100   6,420    67,225   X                               67,225    0      0
CAMERON INTERNATIONAL CORP         COM       13342B105  14,400   335,191   X                              335,191    0      0
CUMMINS INC                        COM       231021106   4,473    49,385   X                               49,385    0      0
DOMTAR CORP                      COM NEW     257559203   3,348    51,850   X                               51,850    0      0
DRIL-QUIP INC                      COM       262037104   7,894   127,105   X                              127,105    0      0
FREEPORT-MCMORAN COPPER & GO       COM       35671D857   6,485    75,947   X                               75,947    0      0
GENERAL MOLY INC                   COM       370373102     586   160,125   X                              160,125    0      0
GLOBAL GEOPHYSICAL SVCS INC        COM       37946S107   3,209   440,126   X                              440,126    0      0
HALLIBURTON CO                     COM       406216101   8,749   264,554   X                              264,554    0      0
HELMERICH & PAYNE INC              COM       423452101  10,911   269,683   X                              269,683    0      0
KEY ENERGY SVCS INC                COM       492914106   4,333   455,616   X                              455,616    0      0
NEWPARK RES INC              COM PAR $.01NEW 651718504   2,312   275,285   X                              275,285    0      0
NORTH AMERN PALLADIUM LTD          COM       656912102   8,182 1,976,086   X                            1,976,086    0      0
PRIDE INTL INC DEL                 COM       74153Q102   6,732   228,760   X                              228,760    0      0
STILLWATER MNG CO                  COM       86074Q102   8,355   496,151   X                              496,151    0      0
WALTER ENERGY INC                  COM       93317Q105   5,510    67,777   X                               67,777    0      0
WESTERN REFNG INC                  COM       959319104   3,678   701,814   X                              701,814    0      0
WILLBROS GROUP INC DEL             COM       969203108   4,336   472,834   X                              472,834    0      0
GRAN TIERRA ENERGY INC             COM       38500T101   4,550   587,922   X                              587,922    0      0

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